Summary of Derivative Instruments (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Derivative [Line Items]
Notional amounts	$ 1,849,385
Interest Rate Cap | Non-Amortizing
Derivative [Line Items]
Notional amounts	457,000
Interest Rate Collar Contract
Derivative [Line Items]
Notional amounts	101,355
Interest rate swaps and caps | Non-Amortizing
Derivative [Line Items]
Notional amounts	45,000
Interest rate swaps and caps | Amortizing
Derivative [Line Items]
Notional amounts	$ 1,246,030